Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate as follows:

	2021	2020
Statutory income tax rate	21.0%	21.0%
State income tax	3.6%	3.3%
PPP Loan forgiveness	0.5%	0.5%
Other	(1.3)%	(0.1)%
Valuation allowance	(23.8)%	(25.0)%

Total effective income tax rate	(0.0)%	(0.3)%

Schedule of net deferred tax assets
Significant components of deferred tax assets for federal and state income taxes were as follows (in thousands):

	2021	2020
Deferred tax assets:
Net operating losses	$17,538	$16,637
Accrued compensation	—	4
Reserves	—	31
Stock-based compensation	3	—
Tax credits	648	648

Total deferred tax assets	18,189	17,320

Valuation allowance	(18,189)	(17,320)

Net deferred tax assets	$—	$—